Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended	14 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 09, 2025	Apr. 29, 2025	Dec. 26, 2024	Feb. 29, 2016	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2026	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
Advent Convertible Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Advent Convertible Bond ETF NAV
Accumulated Value		$ 10,000						$ 10,808
Torray Equity Income Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Torray Equity Income Fund
Accumulated Value				$ 10,000					$ 12,399		$ 13,190	$ 13,059	$ 12,512	$ 14,639	$ 16,878	$ 16,919	$ 20,195	$ 22,330	$ 25,576
Tweedy, Browne Insider + Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Tweedy Browne Insider + Value ETF
Accumulated Value			$ 10,000		$ 10,358					$ 14,470
Tweedy, Browne International Insider + Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Tweedy, Browne International Insider + Value ETF
Accumulated Value	$ 10,000						$ 12,079
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000						10,576
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Accumulated Value				10,000					12,498		14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,133	42,249
MSCI WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI WORLD INDEX Net (USD)
Accumulated Value			$ 10,000		$ 10,088					$ 12,240
MSCI EAFE Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index Net (USD)
Accumulated Value	$ 10,000						$ 11,676
ICE BofA Yield Alternative US Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA Yield Alternative US Convertible Index
Accumulated Value		$ 10,000						$ 11,020
Morningstar US Large-Mid Cap Broad Value Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar US Large-Mid Cap Broad Value Total Return USD Index
Accumulated Value				$ 10,000					$ 12,899		$ 14,280	$ 14,739	$ 15,074	$ 18,624	$ 21,823	$ 21,410	$ 25,352	$ 29,659	$ 34,989